Shareholder Fees - FidelityDisruptiveETFs-ComboPRO	Sep. 28, 2024 USD ($)
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Technology ETF
Shareholder Fees:
(fees paid directly from your investment)	none